SHORT-TERM INVESTMENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Short-term investments
Other		₽ 70
Short-term investments, gross	₽ 25,619	48,343
Allowance for ECL	(1)	(480)
Total short-term investments	25,618	47,863
At amortized cost
Short-term investments
Notes / loans	6,376	22,241
Deposits	1,699	14,388
At FVTPL
Short-term investments
Mutual funds (Note 30)	9,349
Assets in Sistema Capital trust management (Notes 27, 30)	₽ 8,195	₽ 11,644